SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					12/31/05
FILER
	CIK		0001093694
	CCC		vi$9evuz

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2005

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 01/27/06

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	69
Form 13F Information Table Value Total:	$433,821 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886309      2104  94266SH       sole            87879        6387
ALLTEL Corp         COM    020039103      3214  50941SH       sole            48001        2940
Abbott Labs         COM    002824100      5713 144881SH       sole           144881           0
Anheuser Busch      COM    035229103     13157 306270SH       sole           306270           0
Associated Bancorp  COM    045487105      2243  68920SH       sole            64810        4110
Automatic Data Proc COM    053015103      8059 175572SH       sole           171512        4060
Burlington ResourcesCOM    122014103      5170  59978SH       sole            57628        2350
CBRL Group          COM    12489V106      3056  86955SH       sole            81585        5370
CNA Financial       COM    126117100     11114 339555SH       sole           329260       10295
Cadbury Schweppes   COM    127209302      9938 259533SH       sole           251493        8040
Canon Inc ADR       COM    138006309      7905 134370SH       sole           131510        2860
Chevron Corp.       COM    166764100     11193 197171SH       sole           193171        4000
Cimarex Energy      COM    171798101      7600 176704SH       sole           170814        5890
Citigroup           COM    172967101        18    370SH       sole              370           0
Coca Cola           COM    191216100       467  11580SH       sole            11580           0
Comerica            COM    200340107     10008 176320SH       sole           170460        5860
Cooper Companies    COM    216648402      2256  43970SH       sole            41330        2640
Edwards, AG         COM    281760108      2619  55885SH       sole            52645        3240
Energy Select Spdrs COM    81369Y506       322   6400SH       sole             6050         350
Erie Indemnity      COM    29530P102      1862  35000SH       sole            31930        3070
Exxon Mobil         COM    30231G102      2234  39777SH       sole            39777           0
Factset Research    COM    303075105     15837 384764SH       sole           373687       11077
Family Dollar StoresCOM    307000109      3430 138370SH       sole           130350        8020
Fed Nat'l Mtg. AssocCOM    313586109      7204 147600SH       sole           144605        2995
Federal Agric. Mtge COM    313148306      3117 104145SH       sole            97500        6645
Gannett Company     COM    364730101     12066 199210SH       sole           195185        4025
General Dynamics    COM    369550108      2218  19448SH       sole            18953         495
General Mills       COM    370334104     12776 259040SH       sole           251975        7065
Grainger W.W.       COM    384802104      3484  49000SH       sole            45960        3040
Harley-Davidson     COM    412822108        67   1300SH       sole             1300           0
Health Management AsCOM    421933102      8040 366135SH       sole           351185       14950
Healthcare SS SPDR  COM    81369Y209      1520  47905SH       sole            47650         255
Heinz (HJ) Co.      COM    423074103     11847 351346SH       sole           341076       10270
Hillenbrand         COM    431573104      3728  75455SH       sole            73845        1610
Home Depot          COM    437076102      6921 170979SH       sole           166519        4460
Intel Corp          COM    458140100        85   3400SH       sole             3400           0
Investors Financial COM    461915100     11729 318472SH       sole           308172       10300
Kimberly Clark      COM    494368103     11798 197790SH       sole           193540        4250
Lancaster Colony Cp COM    513847103      8179 220769SH       sole           212714        8055
Lexmark Int'l       COM    529771107      2219  49495SH       sole            48135        1360
Lilly (eli)         COM    532457108      5069  89575SH       sole            87465        2110
Logitech            COM    541419107     10616 226990SH       sole           219220        7770
Microsoft Corp.     COM    594918104     15390 588539SH       sole           576049       12490
Nabors Industries   COM    G6359F103      2906  38367SH       sole            35737        2630
Newell Rubbermaid   COM    651229106      7910 332616SH       sole           325021        7595
Newmont Mining      COM    651639106       216   4050SH       sole             4050           0
Northrop Grumman    COM    666807102     15999 266165SH       sole           258840        7325
PartnerRe Ltd       COM    G6852T105     12582 191588SH       sole           185428        6160
Petro-Canada        COM    71644E102      8029 200275SH       sole           195940        4335
Pfizer, Inc         COM    717081103      6271 268913SH       sole           263033        5880
Pharm. Hldrs. Trust COM    71712A206       703  10100SH       sole            10000         100
Plantronics         COM    727493108      2231  78835SH       sole            73595        5240
R1000 I Shares      COM    464287598       421   6100SH       sole             6100           0
R Midcap Val I ShareCOM    464287473      4213  33860SH       sole            32035        1825
R 3000 Val I Shares COM    464287663       422   4670SH       sole             4070         600
Radioshack          COM    750438103      3351 159335SH       sole           149465        9870
Royal Dutch PetroleuCOM    780259206     13062 212427SH       sole           207952        4475
SEI Investments     COM    784117103      8706 235295SH       sole           227560        7735
Sensient Tech       COM    81725T100      8480 473731SH       sole           457696       16035
Sherwin Williams    COM    824348106      2567  56525SH       sole            53695        2830
St. Paul Travelers  COM    792860108     11509 257641SH       sole           249961        7680
Timberland          COM    887100105     10618 326210SH       sole           315410       10800
Torchmark           COM    891027104     10104 181718SH       sole           175183        6535
Toyota Motor        COM    892331307       509   4870SH       sole             4870           0
Tribune Company     COM    896047107     10526 347860SH       sole           335180       12680
US Bancorp          COM    902973304      9992 334300SH       sole           327390        6910
Universal Corp      COM    913456109      4342 100145SH       sole            95025        5120
Wal-Mart Stores     COM    931142103     10247 218955SH       sole           215405        3550
Wyeth               COM    983024100       313   6800SH       sole             6800           0
                                      433,821